Segment reporting - Narrative (Details)	6 Months Ended
	Jun. 30, 2025 customer segment	Jun. 30, 2024
Disclosure of operating segments [abstract]
Number of operating segments | segment	1
Number of major customers from U.S. | customer	5
Percentage of product net sales from major customers from United States	85.00%	86.00%